JLS	Nuveen Mortgage and Income Fund Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 139.7% (93.3% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 119.3% (79.7% of Total Investments)

$5,000	Angel Oak Mortgage Trust I LLC 2018-1, 144A	4.100%	4/27/48	A	$4,793,225
116	Angel Oak Mortgage Trust LLC, 144A	3.644%	1/25/47	AAA	114,069
1,665	BANK 2017-BNK8, (3)	4.072%	11/15/50	A–	1,278,834
1,000	BANK 2020-BNK25, 144A	2.500%	1/15/63	BBB	647,353
1,000	BBCMS Mortgage Trust 2020-C6, 144A	3.688%	2/15/53	N/R	650,598
3,916	BCAP LLC Trust 2007-AA1, (1-Month LIBOR reference rate + 0.180% spread), (3), (4)	1.127%	3/25/37	Caa3	3,153,752
1,000	Benchmark 2019-B14 Mortgage Trust, (3)	3.777%	12/15/62	A–	714,112
500	Benchmark 2019-B15 Mortgage Trust	3.724%	12/15/72	A–	422,420
1,000	Benchmark 2020-B16 Mortgage Trust, 144A	2.500%	2/15/53	BBB	552,374
1,500	BX Commercial Mortgage Trust 2020-BXLP, 144A, (1-Month LIBOR reference rate + 1.600% spread), (4)	2.305%	12/15/36	N/R	1,319,779
845	CD 2016-CD1 Mortgage Trust, (3)	3.631%	8/10/49	A–	662,371
1,500	CD 2016-CD2 Mortgage Trust	4.027%	11/10/49	A–	1,268,989
878	CD 2017-CD3 Mortgage Trust, (3)	4.560%	2/10/50	A–	723,087
2,304	ChaseFlex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (4)	1.227%	5/25/37	B3	2,022,538
862	CHL Mortgage Pass-Through Trust 2006-HYB1	3.494%	3/20/36	Caa3	733,503
1,000	Citigroup Commercial Mortgage Trust 2015-GC29, (3)	4.176%	4/10/48	A–	846,727
1,250	Citigroup Commercial Mortgage Trust 2019-GC43	3.622%	11/10/52	A–	881,233
1,200	COMM 2013-CCRE11 Mortgage Trust, (3)	5.116%	8/10/50	Aa3	1,208,306
500	COMM 2013-CCRE9 Mortgage Trust, 144A	4.245%	7/10/45	AA–	490,137
1,500	COMM 2013-LC13 Mortgage Trust, 144A	5.288%	8/10/46	BBB–	1,324,554
325	COMM 2014-CCRE19 Mortgage Trust	4.703%	8/10/47	AA–	324,631
1,000	COMM 2014-CCRE19 Mortgage Trust, 144A	4.731%	8/10/47	BBB–	837,139
1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	648,959
1,000	COMM 2015-CCRE23 Mortgage Trust	4.304%	5/10/48	N/R	851,313
1,500	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB–	1,127,460
500	COMM 2015-CCRE25 Mortgage Trust	4.540%	8/10/48	A–	427,343
804	COMM 2015-CCRE26 Mortgage Trust, (3)	4.484%	10/10/48	A–	683,737
750	COMM 2015-CCRE27 Mortgage Trust, (3)	4.360%	10/10/48	AA–	728,453
800	COMM 2015-LC21 Mortgage Trust	4.362%	7/10/48	N/R	786,670
300	COMM 2015-LC23 Mortgage Trust	4.459%	10/10/48	AA–	291,977
227	COMM 2016-GCT Mortgage Trust, 144A	3.461%	8/10/29	B–	197,737
1,884	COMM MORTGAGE TRUST	4.561%	5/10/51	A–	1,707,746
1,500	Connecticut Avenue Securities Trust 2020-R02, 144A, (1-Month LIBOR reference rate + 2.000% spread), (4)	2.947%	1/25/40	B+	972,950
338	Countrywide Asset-Backed Certificates, (1-Month LIBOR reference rate + 1.350% spread), (4)	2.297%	4/25/34	Ba3	335,734
1,300	CPT MORTGAGE TRUST, 144A	2.997%	11/13/39	N/R	990,744
99	Deephave Residential Mortgage Trust 2019-2, 144A, (3)	3.558%	4/25/59	AAA	96,358
1,000	Ellington Financial Mortgage Trust 2019-1, 144A	3.587%	6/25/59	BBB	902,834
1,994	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3), (4)	3.947%	7/25/24	Aaa	1,824,630
1,049	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.900% spread), (4)	6.847%	10/25/28	BBB	1,022,859
1,995	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 0.450% spread), (4)	1.397%	7/25/30	BBB	1,606,358
1,352	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (4)	2.687%	8/25/30	Aaa	1,116,954
1,500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.150% spread), (4)	3.097%	10/25/30	BB	1,246,658
4,881	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.100% spread), (4)	3.047%	3/25/31	Aaa	4,098,285
4,726	Fannie Mae Pool	3.000%	12/01/49	N/R	4,953,874
4,800	Fannie Mae Pool	2.500%	4/01/50	N/R	4,974,565
1,050	First Horizon Alternative Mortgage Securities Trust 2005-AA7	3.565%	9/25/35	N/R	905,219
1,780	First Horizon Alternative Mortgage Securities Trust 2006-FA3	6.000%	7/25/36	N/R	1,218,072
95	Flagstar Mortgage Trust 2017-2, 144A	4.113%	10/25/47	A3	86,026

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$3,000	Freddie Mac Stacr Remic Trust 2019-Hqa4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3), (4)	2.997%	11/25/49	B+	$2,216,302
1,500	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 1.850% spread), (4)	2.797%	2/25/50	BB	952,802
72	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (4)	3.911%	3/25/50	Ba2	46,331
1,500	Freddie Mac Stacr Trust 2018-HQA2, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3), (4)	3.247%	10/25/48	B+	1,222,810
2,220	Freddie Mac STACR Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 1.400% spread), (3), (4)	2.347%	2/25/49	BBB+	1,867,333
339	Freddie Mac Strips, (I/O), (1-Month LIBOR reference rate + 5.920% spread), (4)	5.215%	3/15/44	N/R	66,121
5,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.250% spread), (3), (4)	4.197%	7/25/29	Aaa	4,399,993
5,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.450% spread), (3), (4)	4.397%	10/25/29	BBB	4,449,527
1,314	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.350% spread), (4)	3.297%	4/25/30	AAA	1,128,383
1,500	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.350% spread), (3), (4)	3.297%	4/25/30	Ba2	1,163,646
1,294	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.150% spread), (3), (4)	0.046%	1/25/25	Aaa	1,232,295
141	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 0.750% spread), (4)	1.697%	3/25/30	Aaa	138,610
1,370	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.461%	11/25/48	Aaa	1,127,226
1,760	GMACM Mortgage Loan Trust 2005-AF2	6.000%	12/25/35	N/R	1,595,090
500	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3), (4)	1.605%	7/15/31	AAA	423,641
1,000	GS Mortgage Securities Trust 2015-GC30	4.043%	5/10/50	N/R	969,030
625	GS Mortgage Securities Trust 2015-GS1, (3)	4.037%	11/10/48	AAA	639,201
14,597	GS Mortgage Securities Trust 2019-GC38	0.963%	2/10/52	AAA	960,595
650	GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	BBB–	618,474
2,034	GSAA Home Equity Trust 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3), (4)	1.397%	8/25/37	B1	1,877,568
1,246	Hudson Yards, 144A	2.943%	12/10/41	Baa3	1,116,963
1,000	Hudson Yards, 144A	2.943%	12/10/41	N/R	829,893
2,102	IndyMac INDX Mortgage Loan Trust 2005-AR11, (3)	3.601%	8/25/35	Caa3	1,685,336
1,271	JP Morgan Mortgage Trust 2006-A6	4.048%	10/25/36	N/R	1,040,934
1,000	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.898%	2/15/48	N/R	960,996
902	JPMBB Commercial Mortgage Securities Trust 2015-C29, (3)	4.118%	5/15/48	AA–	871,307
400	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.178%	5/15/48	A–	337,763
600	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19	4.000%	12/15/47	N/R	507,785
226	Morgan Stanley Capital I Trust 2015-MS1	4.031%	5/15/48	N/R	219,339
625	Morgan Stanley Capital I Trust 2018-H3	4.177%	7/15/51	AAA	686,753
1,335	Morgan Stanley Capital I Trust 2018-MP, 144A, (3)	4.418%	7/11/40	Aaa	1,356,713
286	Morgan Stanley Mortgage Loan Trust 2007-15AR	3.468%	11/25/37	CCC	218,873
1,500	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	1,243,431
1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 1.500% spread), (3), (4)	2.205%	7/15/36	N/R	1,403,744
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (4)	3.455%	7/15/36	N/R	970,176
1,050	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (4)	4.955%	7/15/36	N/R	866,618
3,090	Progress Residential 2019-SFR2 Trust, 144A, (3)	3.147%	5/17/36	Aaa	3,053,692
2,218	RALI Series 2007-QS2 Trust, (3)	6.250%	1/25/37	Caa3	1,860,189
4,941	RAMP Series 2006-NC2 Trust, (1-Month LIBOR reference rate + 0.290% spread), (3), (4)	1.237%	2/25/36	Aaa	4,718,436
2,865	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3), (4)	2.597%	4/25/43	BB–	2,680,408
1,500	Tricon American Homes 2016-SFR1 Trust, 144A	4.878%	11/17/33	N/R	1,428,444

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$605	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.104%	3/10/46	A3	$547,392
1,589	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	1,406,207
1,500	VOLT LXXXIV LLC, 144A	3.967%	12/27/49	N/R	1,206,400
1,319	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust, (12MTA reference rate + 0.980% spread), (4)	2.946%	7/25/46	Caa3	1,072,170
1,190	Wells Fargo Commercial Mortgage Trust 2012-LC5, 144A, (3)	4.760%	10/15/45	Baa3	1,067,797
1,300	Wells Fargo Commercial Mortgage Trust 2015-NXS1	4.158%	5/15/48	BBB–	1,035,310
435	Wells Fargo Commercial Mortgage Trust 2015-NXS3	4.555%	9/15/57	N/R	369,738
564	Wells Fargo Commercial Mortgage Trust 2015-NXS3	4.555%	9/15/57	N/R	559,785
1,000	Wells Fargo Commercial Mortgage Trust 2016-C32	4.727%	1/15/59	N/R	999,712
$153,660	Total Mortgage-Backed Securities (cost $138,625,250)				122,190,528

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 20.4% (13.6% of Total Investments)

$962	AASET 2020-1 Trust, 144A	6.413%	1/16/40	BB	$593,096
977	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	974,984
605	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/07/49	BBB	550,248
250	Atrium XV, 144A, (3-Month LIBOR reference rate + 3.000% spread), (4)	4.806%	1/23/31	BBB–	182,421
1,000	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.561%	6/07/23	N/R	966,500
775	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	555,055
982	DRIVEN BRANDS FUNDING LLC, 144A	4.739%	4/20/48	BBB–	950,480
972	FOCUS Brands Funding LLC, 144A	5.093%	4/30/47	BBB	802,001
1,500	Four Seas LP, 144A	4.950%	8/28/27	N/R	1,454,185
750	Galaxy XXIX CLO Ltd, 144A, (3-Month LIBOR reference rate + 2.400% spread), (4)	4.092%	11/15/26	Baa3	609,902
750	Golden State RE II Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (4)	4.057%	1/08/23	N/R	697,500
1,433	Horizon Aircraft Finance II Ltd, 144A	4.703%	7/15/39	BBB	904,684
737	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	451,497
625	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BBB	405,100
575	LUNAR AIRCRAFT 2020-1 LTD, 144A	6.413%	2/15/45	BB	352,938
293	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR reference rate + 0.825% spread), (4)	1.772%	8/25/34	BBB+	280,125
962	MVW Owner Trust 2018-1, 144A	3.450%	1/21/36	AAA	924,499
1,064	MVW Owner Trust 2019-1, 144A	2.890%	11/20/36	AAA	993,045
1,000	Newark BSL CLO 1 Ltd, 144A, (3-Month LIBOR reference rate + 3.000% spread), (4)	4.704%	12/21/29	Baa3	773,936
1,322	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,223,407
592	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	556,095
250	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (4)	3.314%	12/28/22	N/R	249,525
806	Sierra Timeshare 2018-2 Receivables Funding LLC, 144A	3.500%	6/20/35	AAA	776,554
479	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	429,871
769	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	736,514
928	START Ireland, 144A	5.095%	3/15/44	BBB	584,370
510	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	488,266
1,000	Tesla Auto Lease Trust 2018-B, 144A	7.870%	6/20/22	Ba3	968,125
710	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	706,080
1,000	Voya CLO 2019-3 Ltd, 144A, (3-Month LIBOR reference rate + 3.850% spread), (4)	5.852%	10/17/32	BBB–	730,053
$24,578	Total Asset-Backed Securities (cost $24,446,075)				20,871,056
	Total Long-Term Investments (cost $163,071,325)				143,061,584

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 10.0% (6.7% of Total Investments)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.0% (6.7% of Total Investments)

$2,600	Federal Agricultural Mortgage Corp Discount Notes	0.000%	7/29/20	N/R	$2,599,913
594	Federal Home Loan Bank Discount Notes	0.000%	4/24/20	N/R	594,000
1,086	Federal Home Loan Bank Discount Notes	0.000%	5/06/20	N/R	1,085,990
6,000	Federal Home Loan Bank Discount Notes	0.000%	10/13/20	N/R	5,997,725
$10,280	Total Short-Term Investments (cost $10,277,628)				10,277,628
	Total Investments (cost $173,348,953) – 149.7%				153,339,212
	Reverse Repurchase Agreements – (37.2)% (5)				(38,052,000)
	Other Assets Less Liabilities – (12.5)%				(12,868,123)
	Net Assets Applicable to Common Shares – 100%				$102,419,089

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$122,190,528	$—	$122,190,528
Asset-Backed Securities	—	20,871,056	—	20,871,056

Short-Term Investments:
U.S. Government and Agency Obligations	—	10,277,628	—	10,277,628
Total	$—	$153,339,212	$—	$153,339,212

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $49,046,771 have been pledged as collateral for reverse repurchase agreements.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Reverse Repurchase Agreements as a percentage of Total Investments is 24.8%.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate